Risk and Capital Management - Credit Risk Exposure (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Financial Assets	R$ 1,410,233	R$ 1,330,728
At Amortized Cost	1,010,644	994,759
Interbank deposits	34,583	26,420
Securities purchased under agreements to resell	198,428	280,136
Securities	133,119	110,395
Loan operations and lease operations	585,791	536,091
Other financial assets	94,752	75,090
(-) Provision for Expected Loss	(36,029)	(33,373)
At Fair Value Through Other Comprehensive Income	76,660	49,323
Securities	76,660	49,323
At Fair Value Through Profit or Loss	322,929	286,646
Securities	281,075	263,180
Derivatives	41,854	23,466
Financial liabilities - provision for expected loss	4,140	3,792
Loan Commitments	3,303	2,601
Financial Guarantees	837	1,191
Off balance sheet	387,155	349,695
Credit risk exposure	1,793,248	1,676,631
Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	66,720	66,105
Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	15,013	10,747
Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	305,422	272,843
Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	5,536	3,403
Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	124,449	110,454
Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	140,837	123,823
Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	34,600	35,163
Brazil [Member]
Disclosure of credit risk exposure [line items]
Financial Assets	1,073,430	1,027,193
At Amortized Cost	755,773	756,993
Interbank deposits	10,620	6,239
Securities purchased under agreements to resell	197,157	279,353
Securities	114,046	90,234
Loan operations and lease operations	386,206	345,501
Other financial assets	75,968	61,875
(-) Provision for Expected Loss	(28,224)	(26,209)
At Fair Value Through Other Comprehensive Income	35,990	9,089
Securities	35,990	9,089
At Fair Value Through Profit or Loss	281,667	261,111
Securities	271,470	252,819
Derivatives	10,197	8,292
Financial liabilities - provision for expected loss	3,581	3,355
Loan Commitments	2,909	2,289
Financial Guarantees	672	1,066
Off balance sheet	338,262	300,522
Credit risk exposure	1,408,111	1,324,360
Brazil [Member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	52,663	53,443
Brazil [Member] | Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	15,013	10,747
Brazil [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	270,586	236,332
Brazil [Member] | Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	5,536	3,403
Brazil [Member] | Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	124,449	110,454
Brazil [Member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	138,014	120,862
Brazil [Member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	2,587	1,613
Foreign [member]
Disclosure of credit risk exposure [line items]
Financial Assets	336,803	303,535
At Amortized Cost	254,871	237,766
Interbank deposits	23,963	20,181
Securities purchased under agreements to resell	1,271	783
Securities	19,073	20,161
Loan operations and lease operations	199,585	190,590
Other financial assets	18,784	13,215
(-) Provision for Expected Loss	(7,805)	(7,164)
At Fair Value Through Other Comprehensive Income	40,670	40,234
Securities	40,670	40,234
At Fair Value Through Profit or Loss	41,262	25,535
Securities	9,605	10,361
Derivatives	31,657	15,174
Financial liabilities - provision for expected loss	559	437
Loan Commitments	394	312
Financial Guarantees	165	125
Off balance sheet	48,893	49,173
Credit risk exposure	385,137	352,271
Foreign [member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	14,057	12,662
Foreign [member] | Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	0
Foreign [member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	34,836	36,511
Foreign [member] | Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	0
Foreign [member] | Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	0
Foreign [member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	2,823	2,961
Foreign [member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	R$ 32,013	R$ 33,550